Equity-Based Compensation - Schedule of RSU Activity (Details) - 2024 Incentive Plan [Member] - Restricted Stock Units [Member] shares in Thousands	9 Months Ended
Sep. 30, 2025 $ / shares shares
Schedule of RSU Activity [Line Items]
Number of Shares, Awarded | shares	1,252
Weighted Average Grant Date Fair Value, Awarded | $ / shares	$ 16.83
Number of Shares, Balance | shares	1,252
Weighted Average Grant Date Fair Value, Balance | $ / shares	$ 16.83